Background Information	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Background Information
Background Information

Note 1. Background Information

As used in this quarterly report and unless otherwise indicated, the terms “we”, “us”, “our”, “Upexi”, and the “Company” mean Upexi, Inc., a Nevada corporation formed in 2018. The Company has eleven active subsidiaries, which include:

☐	HAVZ, LLC, d/b/a/ Steam Wholesale, a California limited liability company
☐	Gummy Labs, LLC, a Delaware limited liability company
☐	MW Products, Inc., a Nevada corporation
☐	Upexi Holding, LLC, a Delaware limited liability company
	o	Upexi Pet Products, LLC, a Delaware limited liability company
☐	Upexi Enterprise, LLC, a Delaware limited liability company
	o	Upexi Distribution LLC, a Delaware limited liability company
	o	Upexi Distribution Management LLC, a Delaware limited liability company
	o	Upexi Property & Assets, LLC, a Delaware limited liability company
■ Upexi 17129 Florida, LLC, a Delaware limited liability company
☐	Cygnet Online, LLC (“Cygnet”), a Delaware limited liability company (100% owned as of September 1, 2023)
☐	Prax Products, LLC, a Florida limited liability company

The following subsidiaries had no activity during the three and nine months ended March 31, 2025 and 2024:

☐	Upexi CP, LLC, a Delaware limited liability company
☐	Upexi CP / Canada Inc., a Canadian corporation
☐	Upexi Development and Marketing, LLC., a Delaware limited liability company
☐	Trunano Labs, Inc., a Nevada corporation

The following subsidiaries were divested during the years ended June 30, 2024 and 2023:

☐	VitaMedica, Inc. a Nevada corporation
☐	E-Core Technology, Inc. a Florida corporation
☐	Infusionz LLC, a Colorado limited liability company
☐	Interactive Offers, LLC, a Delaware limited liability company

In addition, the Company has six wholly owned subsidiaries that had no activity during the years ended March 31, 2025 and 2024. All of the entities were dissolved or cancelled as of March 31, 2025.

•	Steam Distribution, LLC, a California limited liability company
•	One Hit Wonder, Inc., a California corporation
•	One Hit Wonder Holdings, LLC, a California limited liability company
•	Vape Estate, Inc., a Nevada Corporation
•	SWCH, LLC, a Delaware limited liability company
•	Cresco Management, LLC, a California limited liability company

Our products are distributed in the United States of America and internationally through multiple entities and managed through our locations in Florida.

Upexi operates from our corporate location in Tampa, Florida, where direct to consumer, wholesale and Amazon sales are driven by on-site and remote teams for all brands. The Tampa location also supports all the other locations with accounting, corporate oversight, day-to-day finances, business development and operational management operating from this location.

MW Products operates from our corporate headquarters, managing direct to consumer, wholesale and Amazon sales for multiple brands and develops new products through our research and development team in Henderson, Nevada and distributes products through our Tampa, Florida warehouse.

Lucky Tail operates from our Tampa, Florida warehouse with sales and marketing driven by on-site and remote teams that operate the Amazon sales strategy and daily business operations.

Gummy Labs, LLC operates manufacturing and/or distribution centers in Odessa, Florida, supporting our health and wellness products, including those products manufactured with hemp ingredients and our overall distribution operations. We have continued to manage these operations with corporate focus on larger opportunities that have warranted the majority of corporate focus and investments for the future.  While in Nevada, the business operated under the corporation HAVZ, LLC d/b/a/ Steam Wholesale.

Upexi Distribution operates from our Tampa, Florida warehouse providing warehousing, distribution and other services in support of our product sales.

Note 1. Background Information

As used in this annual report and unless otherwise indicated, the terms “we”, “us”, “our”, “Upexi”, and the “Company” mean Upexi, Inc., a Nevada corporation formed in 2018. The Company has eleven active subsidiaries, which include:

☐	HAVZ, LLC, d/b/a/ Steam Wholesale, a California limited liability company
☐	Gummy Labs, LLC, a Delaware limited liability company
☐	MW Products, Inc., a Nevada corporation
☐	Upexi Holding, LLC, a Delaware limited liability company
	o	Upexi Pet Products, LLC, a Delaware limited liability company
☐	Upexi Enterprise, LLC, a Delaware limited liability company
	o	Upexi Distribution LLC, a Delaware limited liability company
	o	Upexi Distribution Management LLC, a Delaware limited liability company
	o	Upexi Property & Assets, LLC, a Delaware limited liability company
■ Upexi 17129 Florida, LLC, a Delaware limited liability company
☐	Cygnet Online, LLC (“Cygnet”), a Delaware limited liability company (100% owned as of September 1, 2023)

The following subsidiaries had no activity during the years ended June 30, 2024 and 2023:

☐	Upexi CP, LLC, a Delaware limited liability company
☐	Upexi CP / Canada Inc., a Canada corporation
☐	Prax Products, LLC, a Florida limited liability company
☐	Upexi Development and Marketing, LLC., a Delaware limited liability company
☐	Trunano Labs, Inc., a Nevada corporation

The following subsidiaries were divested during the years ended June 30, 2024 and 2023:

☐	VitaMedica, Inc. a Nevada corporation
☐	E-Core Technology, Inc. a Florida corporation
☐	Infusionz LLC, a Colorado limited liability company
☐	Interactive Offers, LLC, a Delaware limited liability company

In addition, the Company has six wholly owned subsidiaries that had no activity during the years ended June 30, 2024 and 2023. All of the entities were dissolved or cancelled as of June 30, 2024.

•	Steam Distribution, LLC, a California limited liability company
•	One Hit Wonder, Inc., a California corporation
•	One Hit Wonder Holdings, LLC, a California limited liability company
•	Vape Estate, Inc., a Nevada Corporation
•	SWCH, LLC, a Delaware limited liability company
•	Cresco Management, LLC, a California limited liability company

Our products are distributed in the United States of America and internationally through multiple entities and managed through our locations in Florida.

Upexi operates from our corporate location in Tampa, Florida, where direct to consumer, wholesale and Amazon sales are driven by on-site and remote teams for all brands. The Tampa location also supports all the other locations with accounting, corporate oversight, day-to-day finances, business development and operational management operating from this location.

MW Products operates from our corporate headquarters and our Tampa, Florida warehouse, managing direct to consumer, wholesale and Amazon sales for multiple brands and develops new products through our research and development team in Henderson, Nevada and Odessa, Florida.

Lucky Tail operates from our Tampa, Florida warehouse with sales and marketing driven by on-site and remote teams that operate the Amazon sales strategy and daily business operations.

HAVZ, LLC, d/b/a/ Steam Wholesale operates manufacturing and/or distribution centers in Odessa, Florida, supporting our health and wellness products, including those products manufactured with hemp ingredients and our overall distribution operations. We have continued to manage these operations with corporate focus on larger opportunities that have warranted the majority of corporate focus and investments for the future.

Upexi Distribution operates from our Tampa, Florida warehouse providing warehousing, distribution and other services in support of our product sales.